GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	$ 51,664	$ 56,700
Additions		6,848
Amortization	(5,956)	(11,884)
Balance at end of period	45,708	51,664
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	89,775	84,417
Vidazoo measurement period adjustments		5,358
Amortization	0	0
Balance at end of period	89,775	89,775
Accumulated amortization
Balance at beginning of period	(41,023)	(31,137)
Vidazoo measurement period adjustments		0
Amortization	(4,811)	(9,886)
Balance at end of period	(45,834)	(41,023)
Impairment
Balance at beginning of period	(8,749)	(8,749)
Additions		0
Amortization	0	0
Balance at end of period	(8,749)	(8,749)
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	40,003	44,531
Additions		5,358
Amortization	(4,811)	(9,886)
Balance at end of period	35,192	40,003
Customer relationships [Member]
Intangible assets, Gross
Balance at beginning of period	46,544	45,054
Vidazoo measurement period adjustments		1,490
Amortization	0	0
Balance at end of period	46,544	46,544
Accumulated amortization
Balance at beginning of period	(24,976)	(23,218)
Vidazoo measurement period adjustments		0
Amortization	(1,018)	(1,758)
Balance at end of period	(25,994)	(24,976)
Impairment
Balance at beginning of period	(10,426)	(10,426)
Additions		0
Amortization	0	0
Balance at end of period	(10,426)	(10,426)
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	11,142	11,410
Additions		1,490
Amortization	(1,018)	(1,758)
Balance at end of period	10,124	11,142
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	18,503	18,503
Vidazoo measurement period adjustments		0
Amortization	0	0
Balance at end of period	18,503	18,503
Accumulated amortization
Balance at beginning of period	(12,874)	(12,634)
Vidazoo measurement period adjustments		0
Amortization	(127)	(240)
Balance at end of period	(13,001)	(12,874)
Impairment
Balance at beginning of period	(5,110)	(5,110)
Additions		0
Amortization	0	0
Balance at end of period	(5,110)	(5,110)
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	519	759
Additions		0
Amortization	(127)	(240)
Balance at end of period	$ 392	$ 519